Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Maturities
2015 (six months)	$ 2,345
2016	255,128	3,614
2017	2,362	2,356
2018	26,459	26,449
2019	1,130,938	972,238
Thereafter	1,025,181	625,176
Total long-term debt	2,442,413	1,636,914
TLP | Credit Facility
Maturities
2016	252,000
Total long-term debt	252,000
Revolving Credit Facility
Maturities
2019	1,079,500	922,000
Total long-term debt	1,079,500	922,000
2019 Notes
Maturities
Thereafter	400,000
Total long-term debt	400,000
2021 Notes
Maturities
Thereafter	450,000
Total long-term debt	450,000
2022 notes
Maturities
2018	25,000	25,000
2019	50,000	50,000
Thereafter	175,000	175,000
Total long-term debt	250,000	250,000
Other long-term debt
Maturities
2015 (six months)	2,345
2016	3,128
2017	2,362
2018	1,459
2019	1,438
Thereafter	181
Total long-term debt	$ 10,913